This is filed pursuant to Rule 497(e).

File Nos: 2-61564 and 811-02835
         --------     ---------

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                                     YIELDS
  For current recorded yield information on the Funds, call toll-
 free (800) 221-9513.
 ------------------------------------------------------------------------------

  The Funds are open-end management investment companies with in-vestment objectives of safety, liquidity and maximum current in-come (in the case of Alliance Municipal Trust-General, exempt from Federal income taxes and, in the case of the California Portfolio, exempt from Federal and state income taxes) to the extent consis-tent with the first two objectives. Alliance Capital Reserves, Al-liance Money Reserves, Alliance Government Reserves, Alliance Treasury Reserves and the General Portfolio of Alliance Municipal Trust are diversified. The California Portfolio of Alliance Munic-ipal Trust is non-diversified, and are offered only to residents of California. This prospectus sets forth the information about each Fund that a prospective investor should know before invest-ing. Please retain it for future reference.

  An investment in a Fund is (i) neither insured nor guaranteed by the U.S. Government; (ii) not a deposit or obligation of, or guar-anteed or endorsed by, any bank; and (iii) not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. The California Portfolio of Alliance Municipal Trust may invest a significant portion of its assets in the securities of a single issuer. Accordingly, an investment in such Portfolio may be riskier than an investment in other types of money market funds.

  A "Statement of Additional Information" for each Fund dated Octo-ber 31, 1997, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A free copy may be obtained by contacting your Account Executive.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SE-CURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMIS-SION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OF-FENSE.

 CONTENTS
 -----------

  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   6
  Purchase and Redemption of Shares.........................................  12
  Additional Information....................................................  13

ALCCWPR07

================================================================================
                         CW Asset Management Program
================================================================================



                                 featuring...


                      .  Alliance Capital Reserves

                      .  Alliance Money Reserves

                      .  Alliance Government Reserves

                      .  Alliance Treasury Reserves

                      .  Alliance Municipal Trust
                           - General Portfolio
                           - California Portfolio


                                  Prospectus
                                  October 31, 1997


              [LETTERHEAD OF CROWELL, WEEDON & CO. APPEARS HERE]

-------------------------------------------------------------------------------
                              EXPENSE INFORMATION
-------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

  The Funds have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.


ANNUAL FUND OPERATING
 EXPENSES (as a percentage
 of average net assets,
 after expense                             ACR   AMR   AGR   ATR   AMT-GEN AMT-CA
 reimbursement)                            ---   ---   ---   ---   ------- ------
   Management Fees.......................  .46%  .48%  .47%  .50%   .50%    .50%
   12b-1 Fees............................  .25   .25   .25   .25    .25     .25
   Other Expenses........................  .29   .27   .28   .25    .25     .25
                                          ----  ----  ----  ----   ----    ----
   Total Fund Operating Expenses......... 1.00% 1.00% 1.00% 1.00%  1.00%   1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   ACR..........................................  $10     $32     $55     $122
   AMR..........................................  $10     $32     $55     $122
   AGR..........................................  $10     $32     $55     $122
   ATR..........................................  $10     $32     $55     $122
   AMT--General.................................  $10     $32     $55     $122
   AMT--California..............................  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses listed in the table for AMR are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of such Portfolio, before expense reimbursements, would be:
Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.27% and Total Operating Expenses--1.02%. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
     FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

  The following tables have been audited by McGladrey & Pullen LLP, each of the Fund's independent auditors, whose unqualified report thereon appears in each Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in each Fund's Statement of Additional Information.

                                                          YEAR ENDED JUNE 30,
 ALLIANCE CAPITAL RESERVES  ----------------------------------------------------------------------------------------
                             1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Net asset value,
  beginning of year.......  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....    .0452    .0471    .0447    .0255    .0266    .0438    .0662    .0782    .0788    .0625
 Net realized gain on
  investments.............      -0-      -0-      -0-      -0-    .0003    .0013      -0-      -0-      -0-      -0-
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Net increase in net
  assets from operations..    .0452    .0471    .0447    .0255    .0269    .0451    .0662    .0782    .0788    .0625
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 LESS: DIVIDENDS AND
  DISTRIBUTIONS
 Dividends from net
  investment income.......   (.0452)  (.0471)  (.0447)  (.0255)  (.0266)  (.0438)  (.0662)  (.0782)  (.0788)  (.0625)
 Distributions from net
  realized gains..........      -0-      -0-      -0-      -0-   (.0003)  (.0013)     -0-      -0-      -0-      -0-
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Total dividends and
  distributions...........   (.0452)  (.0471)  (.0447)  (.0255)  (.0269)  (.0451)  (.0662)  (.0782)  (.0788)  (.0625)
                            -------  -------  -------  -------  -------  -------  -------  -------  -------  -------
 Net asset value, end of
  year....................  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
                            =======  =======  =======  =======  =======  =======  =======  =======  =======  =======
 TOTAL RETURNS
 Total investment return
  based on:
  Net asset value(a)......     4.63%    4.82%    4.57%    2.58%    2.73%    4.61%    6.84%    8.14%    8.20%    6.45%
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year
  (in millions)...........  $ 5,733  $ 4,804  $ 3,024  $ 2,417  $ 2,112  $ 1,947  $ 1,937  $ 1,891  $ 1,536  $ 1,392
 Ratio to average net
  assets of:
  Expenses, net of waivers
   and reimbursements.....     1.00%    1.00%    1.00%    1.00%    1.00%    1.00%     .97%     .88%     .95%     .95%
  Expenses, before waivers
   and reimbursements.....     1.00%    1.00%    1.03%    1.03%    1.00%    1.00%     .97%     .98%    1.05%    1.05%
  Net investment
   income(b)..............     4.53%    4.69%    4.51%    2.57%    2.65%    4.37%    6.62%    7.82%    7.87%    6.26%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.

                                                                                          FEBRUARY 16,
                                            YEAR ENDED JUNE 30,                              1989(A)
ALLIANCE MONEY RESERVES   --------------------------------------------------------------     THROUGH
                           1997    1996    1995    1994    1993    1992    1991    1990   JUNE 30, 1989
                          ------  ------  ------  ------  ------  ------  ------  ------  -------------
Net asset value, begin-
 ning of period.........  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00
                          ------  ------  ------  ------  ------  ------  ------  ------     ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .045    .047    .045    .025    .027    .044    .066    .079       .033
                          ------  ------  ------  ------  ------  ------  ------  ------     ------
LESS: DIVIDENDS
 Dividends from net in-
  vestment income.......   (.045)  (.047)  (.045)  (.025)  (.027)  (.044)  (.066)  (.079)     (.033)
                          ------  ------  ------  ------  ------  ------  ------  ------     ------
 Net asset value, end of
  period................  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00
                          ======  ======  ======  ======  ======  ======  ======  ======     ======
TOTAL RETURNS
Total investment return
 based on:
 Net asset value(b).....    4.64%   4.81%   4.50%   2.57%   2.71%   4.47%   6.87%   8.26%      9.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (in millions).....  $1,011  $  755  $2,510  $1,795  $1,626  $1,412  $1,262  $  993     $  563
Ratio to average net as-
 sets of:
 Expenses, net of waiv-
  ers and reimburse-
  ments.................    1.00%   1.00%   1.00%   1.00%   1.00%   1.00%    .97%    .89%       .99%(c)
 Expenses, before waiv-
  ers and reimburse-
  ments.................    1.06%   1.00%   1.04%   1.09%   1.04%   1.04%   1.03%    .99%      1.09%(c)
 Net investment
  income(d).............    4.55%   4.80%   4.53%   2.55%   2.67%   4.33%   6.56%   7.92%      9.16%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

ALLIANCE GOVERNMENT                                     YEAR ENDED JUNE 30,
RESERVES                  ------------------------------------------------------------------------------------------
                           1997    1996    1995     1994     1993     1992     1991     1990     1989     1988
                          ------  ------  -------  -------  -------  -------  -------  -------  -------  ------
Net asset value, begin-
 ning of year...........  $ 1.00  $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                          ------  ------  -------  -------  -------  -------  -------  -------  -------  ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...   .0443   .0461    .0439    .0244    .0256    .0421    .0640    .0765    .0774   .0612
Net realized gain on in-
 vestments..............     -0-     -0-      -0-      -0-    .0001      -0-      -0-    .0001      -0-     -0-
                          ------  ------  -------  -------  -------  -------  -------  -------  -------  ------
Net increase in net
 assets from operations.   .0443   .0461    .0439    .0244    .0257    .0421    .0640    .0766    .0774   .0612
                          ------  ------  -------  -------  -------  -------  -------  -------  -------  ------
LESS: DIVIDENDS AND DIS-
 TRIBUTIONS
Dividends from net in-
 vestment income........  (.0443) (.0461)  (.0439)  (.0244)  (.0256)  (.0421)  (.0640)  (.0765)  (.0774) (.0612)
Distributions from net
 realized gains.........     -0-     -0-      -0-      -0-   (.0001)     -0-      -0-   (.0001)     -0-     -0-
                          ------  ------  -------  -------  -------  -------  -------  -------  -------  ------
Total dividends and dis-
 tributions.............  (.0443) (.0461)  (.0439)  (.0244)  (.0257)  (.0421)  (.0640)  (.0766)  (.0774) (.0612)
                          ------  ------  -------  -------  -------  -------  -------  -------  -------  ------
Net asset value, end of
 year...................   $1.00  $ 1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                          ======  ======  =======  =======  =======  =======  =======  =======  =======  ======
TOTAL RETURNS
Total investment return
 based on:
 net asset value(a).....    4.53%   4.72%    4.48%    2.48%    2.60%    4.30%    6.61%    7.96%    8.04%   6.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in millions)..........  $3,762  $3,205   $2,514   $2,061   $1,783   $1,572   $1,070     $584     $522    $315
Ratio to average net as-
 sets of:
Expenses, net of waivers
 and reimbursements.....    1.00%   1.00%    1.00%    1.00%    1.00%     .95%     .89%     .88%     .88%    .80%
Expenses, before waivers
 and reimbursements.....    1.00%   1.01%    1.05%    1.04%    1.02%     .97%     .93%     .98%     .98%    .90%
Net investment
 income(b)..............    4.44%   4.60%    4.42%    2.46%    2.55%    4.17%    6.28%    7.65%    7.86%   6.13%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Net of expenses reimbursed or waived by the Adviser.

                                                                    SEPTEMBER 1, 1993(A)
                           YEAR ENDED    YEAR ENDED    YEAR ENDED         THROUGH
ALLIANCE TREASURY         JUNE 30, 1997 JUNE 30, 1996 JUNE 30, 1995    JUNE 30, 1994
RESERVES                  ------------- ------------- ------------- --------------------
Net asset value, begin-
 ning of period.........    $   1.00      $   1.00      $   1.00          $  1.00
                            --------      --------      --------          -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income...       .0443         .0466         .0460            .0260
                            --------      --------      --------          -------
LESS: DIVIDENDS
Dividends from net in-
 vestment income........      (.0443)       (.0466)       (.0460)          (.0260)
                            --------      --------      --------          -------
Net asset value, end of
 period.................    $   1.00      $   1.00      $   1.00          $  1.00
                            ========      ========      ========          =======
TOTAL RETURNS
Total investment return
 based on: net asset
 value (b)..............        4.53%         4.77%         4.71%            3.18%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
 (in thousands).........    $704,084      $700,558      $493,702          $80,720
Ratio to average net as-
 sets of:
 Expenses, net of waiv-
  ers and reimburse-
  ments.................         .85%          .81%          .69%             .28%(c)
 Expenses, before waiv-
  ers and reimburse-
  ments.................        1.00%         1.05%         1.05%            1.28%(c)
 Net investment income
  (d)...................        4.43%         4.64%         4.86%            3.24%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                           GENERAL PORTFOLIO
ALLIANCE MUNICIPAL TRUST  ------------------------------------------------------------------------------------------------
                                                                                                             YEAR ENDED
                                            YEAR ENDED JUNE 30,                               SIX MONTHS    DECEMBER 31,
                          -----------------------------------------------------------------      ENDED      --------------
                           1997    1996    1995       1994    1993    1992    1991    1990   JUNE 30, 1989   1988    1987
                          ------  ------  ------     ------  ------  ------  ------  ------  -------------  ------  ------
Net asset value,
 beginning of period....  $ 1.00  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .028    .029    .028       .018    .020    .034    .046    .055       .030        .047    .041
 Net realized and
  unrealized loss on
  investments...........     -0-     -0-   (.003)       -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
 Net increase in net
  asset value from
  operations............    .028    .029    .025       .018    .020    .034    .046    .055       .030        .047    .041
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
 Capital Contributed by
  the Adviser...........     -0-     -0-    .003        -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
LESS: DIVIDENDS
 Dividends from net
  investment income.....   (.028)  (.029)  (.028)     (.018)  (.020)  (.034)  (.046)  (.055)     (.030)      (.047)  (.041)
                          ------  ------  ------     ------  ------  ------  ------  ------     ------      ------  ------
 Net asset value, end of
  period................  $ 1.00  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00
                          ======  ======  ======     ======  ======  ======  ======  ======     ======      ======  ======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(a)..............    2.81%   2.93%   2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%      6.13%(b)    4.81%   4.18%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in millions)..    $980  $1,148  $1,189     $1,134  $1,016    $914    $883    $798       $695        $633    $690
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........     .94%    .95%    .94%       .92%    .92%    .92%    .89%    .83%       .84%(b)     .83%    .80%
 Expenses, before
  waivers and
  reimbursements........     .94%    .95%    .95%       .94%    .94%    .95%    .95%    .93%       .94%(b)     .93%    .90%
 Net investment
  income(d).............    2.76%   2.90%   2.78%      1.80%   2.02%   3.40%   4.57%   5.50%      5.96%(b)    4.69%   4.08%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser had no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                 CALIFORNIA PORTFOLIO
                     ------------------------------------------------------------------------------
                                               YEAR ENDED JUNE 30,
                     ------------------------------------------------------------------------------
                       1997      1996      1995      1994      1993      1992      1991      1990
                     --------  --------  --------  --------  --------  --------  --------  --------
Net asset value,
 beginning of
 period..........      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                     --------  --------  --------  --------  --------  --------  --------  --------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income.........        .027      .029      .027      .018      .020      .032      .043      .050
                     --------  --------  --------  --------  --------  --------  --------  --------
LESS: DIVIDENDS
 Dividends from
  net investment
  income.........       (.027)    (.029)    (.027)    (.018)    (.020)    (.032)    (.043)    (.050
                     --------  --------  --------  --------  --------  --------  --------  --------
 Net asset value,
  end of period..      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                     ========  ========  ========  ========  ========  ========  ========  ========
TOTAL RETURNS
 Total investment
  return based on
  net asset
  value(b).......        2.76%     2.91%     2.78%     1.83%     2.05%     3.26%     4.43%     5.17
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end
  of period
  (000's
  omitted).......    $357,148  $297,862  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097
 Ratio to average
  net assets of:
 Expenses, net of
  waivers and
  reimbursements..        .93%      .93%      .93%      .93%      .93%      .95%     1.00%      .99
 Expenses, before
  waivers and
  reimbursements..        .96%      .94%     1.01%     1.02%     1.02%     1.05%     1.10%     1.09
 Net investment
  income(d)......        2.73%     2.86%     2.75%     1.82%     2.01%     3.18%     4.32%     5.03


                           CALIFORNIA PORTFOLIO
                     ---------------------------------
                      SIX MONTHS      JUNE 2, 1988(A)
                         ENDED            THROUGH
                     JUNE 30, 1989   DECEMBER 31, 1988
                     -------------   -----------------
Net asset value,
 beginning of
 period..........        $ 1.00            $ 1.00
                       --------          --------
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income.........          .029              .030
                       --------          --------
LESS: DIVIDENDS
 Dividends from
  net investment
  income.........         (.029)            (.030)
                       --------          --------
 Net asset value,
  end of period..        $ 1.00            $ 1.00
                       ========          ========
TOTAL RETURNS
 Total investment
  return based on
  net asset
  value(b).......          6.02%(c)          5.20%(c)
RATIOS/SUPPLEMENTAL
 DATA
 Net assets, end
  of period
  (000's
  omitted).......      $242,124          $103,390
 Ratio to average
  net assets of:
 Expenses, net of
  waivers and
  reimbursements..          .92%(c)           .89%(c)
 Expenses, before
  waivers and
  reimbursements..         1.02%(c)          1.10%(c)
 Net investment
  income(d)......          5.90%(c)          5.21%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                ---------------

  From time to time each Fund advertises its "yield" and "effective yield."
Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. For ACR dividends for the seven days ended June 30, 1997 amounted to an annualized yield of 4.72%, equivalent to an effective yield of 4.83%. For AMR dividends for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 4.72%, equivalent to an effective yield of 4.83%. Absent such reimbursement, the annualized yield for such period would have been 4.66%, equivalent to an effective yield of 4.77%. For AGR dividends for the seven days ended June 30, 1997 amounted to an annualized yield of 4.62%, equivalent to an effective yield of 4.73%. For ATR dividends for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 4.60%, equivalent to an effective yield of 4.69%. Absent such reimbursement, the annualized yield for such period would have been
4.45%, equivalent to an effective yield of 4.54%. Dividends for the General Portfolio for the seven days ended June 30, 1997 amounted to an annualized yield of 3.20%, equivalent to an effective yield of 3.25%. Dividends for the California Portfolio for the seven days ended June 30, 1997, after expense reimbursement, amounted to an annualized yield of 3.08%, equivalent to an effective yield of 3.13%. Absent expense reimbursement, the annualized yield for this period would have been 3.05%, equivalent to an effective yield of
3.10%.
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                    INVESTMENT OBJECTIVES AND POLICIES
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  The investment objective of Alliance Money Reserves is maximum current in-come to the extent consistent with safety of principal and liquidity. The in-vestment objectives of each of the other Funds are--in the following order of priority--safety of principal, excellent liquidity and, to the extent consis-tent with the first two objectives, maximum current income that is, in the case of each Portfolio of Alliance Municipal Trust, exempt from income taxa-tion to the extent described below. As a matter of fundamental policy, each Fund pursues its objectives by maintaining a portfolio of high-quality money market securities all of which at the time of investment have remaining matu-rities of one year (397 days with respect to ATR) or less, which maturities may extend to 397 days. While the fundamental policies described above and the other fundamental investment policies described below may not be changed with-out shareholder approval, each Fund may, upon notice to shareholders, but without such approval, change nonfundamental investment policies or create ad-ditional classes of shares in order to establish portfolios which may have different investment objectives. There can be no assurance that any Fund's ob-jectives will be achieved.

  The Funds will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. The average maturity of each Fund's portfolio cannot exceed 90 days. A more detailed description of Rule 2a-7 is set forth in each Fund's Statement of Additional Information. To the extent that each Fund's limitations are more permissive than Rule 2a-7, each Fund will comply with the more restrictive provisions of the Rule.

ALLIANCE CAPITAL RESERVES

  The money market securities in which Alliance Capital Reserves ("ACR") in-vests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan as-sociations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which ACR may invest; (3) commercial paper, including variable amount master demand notes, of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized in full each day by liquid secu-rities of the types listed above. These agreements are entered into with "pri-mary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, ACR's Custodian, and would create a loss to ACR if, in the event of a dealer default, the pro-ceeds from the sale of the collateral were less than the repurchase price. ACR may also invest in certificates of deposit issued by, and time deposits main-tained at, foreign branches of domestic banks described in (2) above and prime quality dollar-denominated commercial paper issued by foreign companies meet-ing the criteria specified in (3) above. The money market securities in which ACR invests may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7 under the 1940 Act. Variable rate ob-ligations have interest rates which are adjusted either at predesignated peri-odic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate ob-ligations allow the holder to demand payment of principal at anytime, or at specified intervals. ACR follows Rule 2a-7 with respect to the diversifica-tion, quality, and maturity of variable rate obligations.

  ACR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of ACR, in-cluding securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act. Restricted securities are securities subject to contractual or legal restric-tions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

  ACR may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with ACR's investment objectives. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described above) and repur-chase agreements not terminable within seven days. As to these securities, ACR is subject to a risk that should ACR desire to sell them when a ready buyer is not available at a price ACR deems representative of their value, the value of ACR's net assets could be adversely affected.

  ACR may invest in asset-backed securities that meet its existing diversifi-cation, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a benefi-cial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corpora-tion. Although the securities may have some form of credit or liquidity en-hancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is ACR's current intention to limit its investment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To maintain portfolio diversification and reduce investment risk, ACR may not: (1) invest more than 25% of its assets in the securities of issuers con-ducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or certifi-cates of deposit, bankers' acceptances and interest bearing savings deposits;
(2) invest more than 5% of its assets in securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its as-sets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Govern-ment); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not ex-ceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption re-quests; (5) mortgage, pledge or hypothecate its assets except to secure such borrowings; or (6) enter into repurchase agreements, if as a result thereof, more than 10% of ACR's assets would be subject to repurchase agreements not terminable within seven days.

  As a matter of operating policy, fundamental policy number (2) would give ACR the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the fu-ture.

ALLIANCE MONEY RESERVES

  The money market securities in which Alliance Money Reserves ("AMR") invests include: (1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Govern-ment"); (2) certificates of deposit and bankers' acceptances issued or guaran-teed by, or time deposits maintained at, banks or savings and loan associa-tions (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million; (3) commercial paper, including variable amount master demand notes, of high quality [i.e., rated A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), Fitch-1 or Fitch-2 by Fitch Investors Service, Inc., or Duff 1 or Duff 2 by Duff & Phelps Inc. or, if not rated, issued by U.S. or foreign companies having outstanding debt securities rated AAA, AA or A by Standard & Poor's, or Aaa, Aa or A by Moody's] and participation interests in loans extended by banks to such compa-nies; and (4) repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. Repurchase agreements may be entered into only with those banks (including State Street Bank and Trust Com-pany, AMR's Custodian) or broker-dealers ("vendors") that are eligible under the procedures adopted by the Trustees for evaluating and monitoring the cred-itworthiness of such vendors. A repurchase agreement would create a loss to AMR if, in the event of a vendor default, the proceeds from the sale of the collateral were less than the repurchase price. The money market securities in which AMR invests may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7 under the 1940 Act. Variable rate obligations have interest rates which are adjusted either at predesignated pe-riodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate ob-ligations allow the holder to demand payment of principal at any time, or at specified intervals. AMR follows Rule 2a-7 with respect to the diversifica-tion, quality and maturity of variable rate obligations.

  To the extent AMR purchases money market instruments issued by foreign enti-ties, consideration will be given to the domestic marketability of such in-struments, and possible interruptions of, or restrictions on, the flow of in-ternational currency transactions.

  AMR may purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees of AMR, in-cluding securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act. Restricted securities are securities subject to contractual or legal restric-tions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.

  AMR may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with AMR's investment objectives. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described above) and repur-chase agreements not terminable within seven days. As to these securities, AMR is subject to a risk that should AMR desire to sell them when a ready buyer is not available at a price AMR deems representative of their value, the value of AMR's net assets could be adversely affected.

  AMR may invest in asset-backed securities that meet its existing diversifi-cation, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receiv-ables held by the issuer. It is AMR's current intention to limit its invest-ment in such securities to not more than 5% of its net assets.

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To maintain portfolio diversification and reduce investment risk, AMR may not: (1) invest more than 25% of its assets in the securities of issuers con-ducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or certifi-cates of deposit, bankers' acceptances and interest bearing savings deposits;
(2) invest more than 5% of its assets in the securities of any one issuer (ex-cept the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Govern-ment); (4) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 15% of its assets and to facilitate the orderly maturation and sale of portfolio se-curities during any periods of abnormally heavy redemption requests; (5) mort-gage, pledge or hypothecate its assets except to secure such borrowings; or
(6) enter into repurchase agreements, if as a result thereof, more than 10% of AMR's assets would be subject to repurchase agreements not terminable within seven days.

  As a matter of operating policy, fundamental policy number (2) would give AMR the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the fu-ture.

ALLIANCE GOVERNMENT RESERVES

  The securities in which Alliance Government Reserves ("AGR") invests are:
(1) marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities (collectively, the "U.S. Government"), in-cluding issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securi-ties or State Street Bank and Trust Company, AGR's Custodian, and would create a loss to AGR if, in the event of a dealer default, the proceeds from the sale of the collateral were less than the repurchase price. AGR may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securi-ties, whose value may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to AGR. The money market securities in which AGR may invest may have variable or floating rates of interest ("variable rate obliga-tions") as permitted by Rule 2a-7 under the 1940 Act. Variable rate obliga-tions have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the inter-est rate of the variable rate obligation is tied. Some variable rate obliga-tions allow the holder to demand payment of principal at any time, or at spec-ified intervals. AGR follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To maintain portfolio diversification and reduce investment risk, AGR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and AGR will not purchase any investment while any such borrowings exist; (2) pledge, hypothecate or in any manner transfer, as security for in-debtedness, its assets except to secure such borrowings; or (3) enter into repurchase agreements if, as a result thereof, more than 10% of its assets would be subject to repurchase agreements not ter-minable within seven days.

ALLIANCE TREASURY RESERVES

  The securities in which Alliance Treasury Reserves ("ATR") invests are: (1) issues of the U. S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized in full each day by the types of securities listed above. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New
York) in U.S. Government securities or State Street Bank and Trust Company, ATR's Custodian. For each repurchase agreement, ATR requires continual mainte-nance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, ATR might suffer a loss to the extent that the proceeds from the sale of the col-lateral were less than the repurchase price. ATR may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securi-ties are fixed on the transaction date. The value of such securities may fluc-tuate prior to their settlement, thereby creating an unrealized gain or loss to ATR. The money market securities in which ATR may invest may have variable or floating rates of interest ("variable rate obligations") as permitted by Rule 2a-7 under 1940 Act. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate ob-ligation is tied. Some variable rate obligations allow the holder to demand payment of principal at any time, or at specified intervals. ATR follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To maintain portfolio diversification and reduce investment risk, ATR may not: (1) borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not exceeding 10% of its assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and ATR will not purchase any investment while any such borrowings exist; (2) pledge, hypothecate or in any manner transfer, as security for in-debtedness, its assets except to secure such borrowings; or (3) enter into re-purchase agreements, if as a result thereof, more than 10% of its assets would be subject to repurchase agreements not terminable within seven days.

ALLIANCE MUNICIPAL TRUST

  The investment objectives of each Portfolio are safety of principal, liquid-ity and, to the extent consistent with these objectives, maximum current in-come that is exempt from income taxation to the extent described below. Except when a Portfolio assumes a temporary defensive position, as a matter of funda-mental policy, at least 80% of each Portfolio's total assets will be invested in municipal securities (as opposed to the taxable investments described be-low). Normally, substantially all of each Portfolio's income will be tax-ex-empt as described below (e.g., for 1996, 100% of the income of each Portfolio was exempt from Federal income taxes).

  The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

  The California Portfolio seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its po-litical subdivisions.

  Each Portfolio of the Fund may invest without limitation in tax-exempt mu-nicipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7,

1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT pur-poses. Such bonds have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. See below, "Daily Divi-dends, Other Distributions, Taxes."

  There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the California Portfolio should consider the greater risk of the concentration of such Portfolio versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment deci-sion. The Adviser believes that by maintaining the California Portfolio's in-vestments in liquid, short-term, high quality investments, the Portfolio is largely insulated from the credit risks that exist on long-term municipal se-curities of the relevant state. See the Statement of Additional Information for a more detailed discussion of the financial condition of California.

  Municipal Securities. The municipal securities in which each Portfolio in-vests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various sea-sonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are se-cured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

  A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. Each Portfolio will comply with Rule 2a-7 with respect to its invest-ments in variable rate obligations supported by letters of credit.

  Each Portfolios' municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corpora-tion (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of compara-ble quality. Securities must also meet credit standards applied by the Adviser.

  To further enhance the quality and liquidity of the securities in which the Portfolios invest, such securities frequently are supported by credit and li-quidity enhancements, such as letters of credit, from third party financial institutions. The Adviser continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial in-stitution could cause a Portfolio's investments backed by that institution to lose value and affect a Portfolio's share price.

  A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custo-dian will maintain, in a separate account of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally ex-pressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities

                       PURCHASE AND REDEMPTION OF SHARES
may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

  Taxable Investments. The taxable investments in which each Portfolio may in-vest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

  Other Investment Policies. No Portfolio of the Fund will invest more than 10% of its net assets in illiquid securities. As to these securities, a Port-folio is subject to a risk that should the Portfolio desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely af-fected. Illiquid securities may include securities that are not readily mar-ketable.

  The following investment policies are fundamental policies with respect to each applicable Portfolio. To reduce investment risk, the General Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of similar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total assets the Gen-eral Portfolio may invest up to 10% per issuer, and (ii) the California Port-folio may invest 50% of its respective total assets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

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                       PURCHASE AND REDEMPTION OF SHARES
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  For more information on the purchase and redemption of each Fund's shares, see such Fund's Statement of Additional Information.

  The Funds offer a variety of shareholder services. For more information about these services, please call your Account Executive.

OPENING ACCOUNTS

  Instruct your Account Executive to use ACR, AMR, AGR, ATR, AMT-General or AMT-CA in conjunction with your brokerage account. If no specific Fund is se-lected, your cash will be invested in ACR.

SUBSEQUENT INVESTMENTS

 A. BY CHECK THROUGH CROWELL, WEEDON & CO.

  Mail or deliver your check or negotiable draft payable to "Crowell, Weedon & Co." to your Account Executive who will deposit it into the Fund(s). Please indicate your Fund account number on the check or draft.

 B. BY SWEEP

  Crowell, Weedon & Co. has available an automatic "sweep" for the Funds in the operation of brokerage accounts for its customers. If you request the sweep arrangement, every day all cash exceeding $10 which has come into your brokerage account from interest and dividends paid on your securities held in "street" name is moved into your account.

 C. BY CONTACTING YOUR ACCOUNT EXECUTIVE

  Cash that has come into your brokerage account from any source can be moved into your Fund account by contacting your Account Executive specifically each time that you know there is a cash balance.

REDEMPTIONS

 A. BY CONTACTING YOUR ACCOUNT EXECUTIVE

  Instruct your Account Executive to order a withdrawal from your Fund account to purchase securities or to make payment to you with a Crowell, Weedon & Co. check.

 B. BY CHECKWRITING

  With this service, you may write checks made payable to any payee in any amount. Checks cannot be written for more than the principal balance (not in-cluding any accrued dividends) in your account. First you must fill out the Signature Card which you can obtain from you Ac-count Executive. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment. Contact your Account Executive for any applicable charges.

 C. BY SWEEP

  Crowell, Weedon & Co.'s automatic "sweep" also moves money from your account to cover securities purchased in your Crowell, Weedon & Co. securities account.

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                            ADDITIONAL INFORMATION
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  SHARE PRICE. Shares are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Fund's shares is determined each business day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Fund is calculated by taking the sum of the value of that Fund's investments (amor-tized cost value is used for this purpose) and any cash or other assets, sub-tracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

  TIMING OF INVESTMENTS AND REDEMPTIONS. The Funds have two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments represented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is re-ceived before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

  During drastic economic or market developments, shareholders might have dif-ficulty in reaching Alliance Fund Services, Inc. by telephone in which event the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown in this prospectus. The Funds reserve the right to suspend or terminate their telephone service at any time without notice. Nei-ther the Funds nor the Adviser, or Alliance Fund Services, Inc. will be re-sponsible for the authenticity of telephone requests to purchase or sell shares. The Funds will employ reasonable procedures in order to verify that telephone requests are genuine and could be liable for losses arising from un-authorized transactions if it failed to do so. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

  Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

  DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Fund is determined each business day at 4:00 p.m. (New York time) and is paid immedi-ately thereafter pro rata to shareholders of that Fund of record via automatic investment in additional full and fractional shares of that Fund in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

  Net income consists of all accrued interest income on Fund assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in its net asset value and are not included in net income.

  Distributions to you out of tax-exempt interest income earned by each Port-folio of Alliance Municipal Trust are not subject to Federal income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from inter-est on municipal securities subject to the AMT will be a specific preference item for purposes of the Federal individual and corporate AMT. Distributions to residents of California out of income earned by the California Portfolio from California municipal securities are exempt from California personal income taxes. Distri-butions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irre-spective of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year just ended.

  THE ADVISER. Each Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under separate Advisory Agreements to pro-vide investment advice and, in general, to supervise its management and in-vestment program, subject to the general control of the Trustees of each Fund. For the fiscal year ended June 30, 1997, ACR, AMR, AGR, ATR, AMT-General and AMT-CA each paid the Adviser an advisory fee at an annual rate of .47, .44,
 .48, .49, .50 and .50 of 1%, respectively, of the average daily value of the respective Portfolio's net assets.

  The Adviser is a leading international investment manager, supervising cli-ent accounts with assets as of September 30, 1997 totaling more than $217 bil-lion (of which more than $81 billion represented the assets of investment com-panies). The Adviser's clients are primarily major corporate employee benefit plans, public employee retirement plans, insurance companies, banks, founda-tions and endowment funds. The 54 registered investment companies managed by the Adviser comprising 116 separate investment portfolios currently have over two million shareholders. As of September 30, 1997, the Adviser was retained as an investment manager of employee benefit fund assets for 28 of the Fortune 100 companies.

  Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA is set forth in each Fund's Statement of Additional Information under "Management of the Fund."

  Under a Distribution Services Agreement (the "Agreement"), each Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate av-erage daily net assets. For the period ended June 30, 1997, ACR, AMR, AGR, ATR, AMT-General and AMT-CA each paid the Adviser a distribution services fee at an annual rate of .25, .25, .25, .11, .25 and .22 of 1%, respectively, of the average daily value of the net assets of each Portfolio. Substantially all such monies (together with significant amounts from the Adviser's own re-sources) are paid by the Adviser to broker-dealers and other financial inter-mediaries for their distribution assistance and to banks and other depository institutions for administrative and accounting services provided to the Funds, with any remaining amounts being used to partially defray other expenses in-curred by the Adviser in distributing the Funds' shares. The Funds believe that the administrative services provided by depository institutions are per-missible activities under present banking laws and regulations and will take appropriate actions (which should not adversely affect the Funds or their shareholders) in the future to maintain such legal conformity should any changes in, or interpretations of, such laws or regulations occur.

  The Adviser will reimburse each Fund to the extent that aggregate operating expenses of that Fund (including the Adviser's fee and expenses incurred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

  CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Com-pany, P.O. Box 1912, Boston, MA 02105, is the Funds' Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Funds' Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

  FUND ORGANIZATION. AGR and ATR are series of Alliance Government Reserves which is a diversified open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in October 1984, having previ-ously been a Maryland corporation since its formation in December 1978. ACR and AMR are series of Alliance Capital Reserves, a diversified open-end man-agement investment company registered under the 1940 Act. The Fund was reorga-nized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since its formation in April 1978. AMT-General is a diversified and AMT-CA is a non-diversified series of Alliance Municipal Trust consisting of six other series not offered by this prospectus, which is also an open-end management investment company registered under the 1940 Act. The Fund was reorganized as a Massachusetts business trust in April 1985, hav-ing previously been a Maryland corporation since its formation in January 1983. Each Fund's activities are supervised by its Trustees. Normally, shares of each series of Alliance Municipal Trust, Alliance Government Reserves and Alliance Capital Reserves are entitled to one vote per share, and vote as a single series, on matters that affect each series in substantially the same manner. Massachusetts law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

  REPORTS. You receive semi-annual and annual reports for your Fund as well as a monthly summary of your account.

  Since this prospectus sets forth information about all the Funds, it is the-oretically possible that a Fund might be liable for any materially inaccurate or incomplete disclosure in this prospectus concerning another Fund. Based on the advice of counsel, however, the Funds believe that the potential liability of each Fund with respect to the disclosure in this prospectus extends only to the disclosure relating to that Fund.
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